TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
INCOME TAXES

NOTE 17 -  TAXES ON INCOME

a.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Some facilities of the Israeli company in Israel have been granted approved enterprise status under the above law.

The main tax benefits available are:

In respect of income derived from the approved enterprise, the Israeli company were entitled to reduced tax rates during a period of up to seven years from the year in which such enterprise first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Income derived from the approved enterprise is tax exempt during the first two years of the seven year tax benefit period as above, and is subject to a reduced tax rate not exceeding 25% during the remaining years of benefits.

In the event of distribution of a cash dividend from income which was tax exempt as above, the Company would have to pay the 25% tax in respect of the amount distributed. Company has policy not to distribute cash dividends from such exempt income. As of December 31, 2014, the Company had accumulated a total amount of approximately $1,728 of exempt income.

Conditions for the entitlement of benefits

The above mentioned benefits were subject to the fulfillment of the terms specified in the Law, the related regulations and the approval plans as specified above. Failure to fulfill these terms might result the cancellation of the tax benefits (all or some), in which case the Israeli companies will be required to repay all benefits including interest and fines. Management estimates that the Israeli companies comply with all terms as mentioned above.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies' from ‘Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a ‘Special Preferred Enterprise' (as defined in the Approved Enterprise) would enjoy further reduced tax rates for a period of ten years of 5% in Zone A and 8% elsewhere. As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

TAT is located in area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014 and thereafter.

b.Corporate tax rate in Israel

The corporate tax rate for Israel is 26.5%, 25%, and 25%. for the year ended December 31, 2014, 2013 and 2012.

c.U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The statutory tax rate for 2014, 2013, and 2012 was 38%.

d.Tax assessments

TAT's income tax assessments are considered final through 2011.

Limco-piedmont income tax assessments are considered final through 2009.

TAT-GAL which was incorporated in 2008 has not received final tax assessment yet.

  Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2014	2013	2012
Income before taxes on income as reported in the statements of income	$2,525	$5,267	$5,279

Statutory tax rate in Israel	26.5%	25%	25%

Theoretical taxes on income	$669	$1,317	$1,320

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	457	453	434
Reduced tax rate on income derived from "Preferred Enterprises" plans	156	(255)	(143)
Change in enacted tax rates	-	34	-
Exempt income	-	-	(4)
Valuation allowance	(100)	294	499
Tax in respect of prior years	(44)	(342)	(83)
Permanent differences	222	(460)	67
Taxes on income as reported in the statements of income	$1,360	$1,041	$2,090

f.Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2014	2013	2012

Domestic (Israel)	$(1,659)	$1,942	$2,046
Foreign (United States)	4,184	3,325	3,233

	$2,525	$5,267	$5,279

g.Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2014	2013	2012
Current:
Domestic (Israel)	$(94)	$160	$282
Foreign (United States)	237	334	295

	143	494	577
Deferred:
Domestic (Israel)	(36)	15	115
Foreign (United States)	1,297	874	1,481

	1,261	889	1,596
Previous years:
Domestic (Israel)	-	(209)	(45)
Foreign (United States)	(44)	(133)	(38)

	(44)	(342)	(83)

	$1,360	$1,041	$2,090

h.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2014	2013
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$47	$47
Unrealized gains	174	146
Provisions for employee benefits	259	277
Inventory	957	920
Other temporary differences	257	199
Deferred tax assets - short-term- other accounts receivables	$1,694	$1,589

Goodwill and intangible assets	$533	$671
Property, plant and equipment	21	18
Provisions for employee benefits and other temporary differences	26	38
Tax credits carryforward	558	447
Capital and state tax losses carryforward	3,574	3,306
Net operating losses carryforward	373	419
Other	39	23
Deferred tax assets, before valuation allowance – Long-term	5,124	4,922
Valuation allowance	(3,574)	(3,306)
Deferred tax assets, net – long-term	$1,550	$1,616

Other temporary differences deferred tax liabilities – short-term- other accounts receivable	$(592)	$(40)

Property, plant and equipment and intangible assets	(1,736)	(1,003)
Other	(38)	(55)
Deferred tax Liabilities - Long-term	$(1,774)	$(1,058)

As of December 31, 2014, TAT did not provide a valuation allowance in respect of deferred tax assets related to capital losses and state tax losses, since management currently believes that it is more likely than not that the deferred tax asset will be realized in the future. For capital losses and state tax losses, incurred by the U.S. subsidiaries, the Company provides valuation allowance as it cannot predict its future realization.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, January 1, 2012	$184
Addition charged to expenses	1,639

Balance, December 31, 2012	1,823
Addition charged to expenses	1,483

Balance, December 31,2013	3,306
Addition charged to expenses	268

Balance, December 31,2014	$3,574

TAT does not intend to distribute earnings of a foreign subsidiary aggregating up to approximately $10,849 (tax earnings and profits) as of December 31, 2014, and accordingly, no deferred tax liability has been established relative to these earnings. If such profits and earnings are distributed by cash dividend, it would be taxed at tax rate applicable to such distribution (25%) and an income tax liability of up to approximately $2,712 would be incurred as of December 31, 2014.

TAT does not intend to distribute tax-exempt earnings deriving from Approved Enterprise aggregating approximately $1,728 as of December 31, 2014, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $432 would be incurred as of December 31, 2014 .

i.A reconciliation of the beginning and ending amount of unrecognized provision is as follows:

Amount

Balance at January 1, 2012	$86
Exchange rate differences	(2)
Balance at December 31, 2012	84
Exchange rate differences	6
Utilization upon assessment	(90)
Balance at December 31, 2013	-
Exchange rate differences	-
Utilization upon assessment	-
Balance at December 31, 2014	$-